Supplement dated May 28, 2021 to the Prospectus
dated May 1, 2021 for:

MassMutual ElectrumSM

Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

This supplement amends certain information in the above-referenced prospectus (“Prospectus”):

•	Effective April 30, 2021, Delaware Management Company replaced Ivy Investment Management Company as the investment adviser to Ivy VIP Asset Strategy and Ivy VIP Science and Technology. All references in the Prospectus to Ivy Investment Management Company as the investment adviser to these Funds are replaced with Delaware Management Company.

In addition, effective April 30, 2021, the following were added as investment sub-advisers:

Ivy VIP Asset Strategy

•   Macquarie Funds Management Hong Kong Limited

•   Macquarie Investment Management Global Limited

•   Macquarie Investment Management Austria Kapitalanlage AG

•   Macquarie Investment Management Europe Limited

Ivy VIP Science and Technology	• Macquarie Funds Management Hong Kong Limited • Macquarie Investment Management Global Limited

•	Effective July 1, 2021, Ivy VIP Asset Strategy will be renamed Delaware Ivy VIP Asset Strategy. All references in the Prospectus to Ivy VIP Asset Strategy will be replaced with Delaware Ivy VIP Asset Strategy.

•	Effective July 1, 2021, Ivy VIP Science and Technology will be renamed Delaware Ivy VIP Science and Technology. All references in the Prospectus to Ivy VIP Science and Technology will be replaced with Delaware Ivy VIP Science and Technology.

If you have questions about this supplement or other product questions, you may contact your registered representative, visit us online at www.massmutual.com/contact-us, or call the MassMutual Customer Service Center at 1-800-665-2654. Our Service Center is open Monday through Friday between 8 a.m. and 5 p.m. Eastern Time.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.massmutual.com.

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